Company level financial position - Summary of condensed statements of cash flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Company level financial position
Net cash used in operating activities	¥ (1,321,734)	¥ (593,595)	¥ (474,890)
Net cash used in investing activities	1,505,881	325,505	(546,944)
Net cash generated from financing activities	2,296,444	2,823,875	446,954
Net (decrease)/increase in cash and cash equivalents	2,480,591	2,555,785	(574,880)
Cash and cash equivalents as of beginning of the year	4,268,300	1,661,152	2,233,691
Effect of foreign exchange rate changes	(82,587)	51,363	2,341
Cash and cash equivalents as of end of the year	6,666,304	4,268,300	1,661,152
Separate | Parent
Company level financial position
Net cash used in operating activities	(35,909)	(32,211)	(7,659)
Net cash used in investing activities	(343,440)	(3,459,830)	(1,663,084)
Net cash generated from financing activities	2,204,635	3,314,536	1,095,129
Net (decrease)/increase in cash and cash equivalents	1,825,286	(177,505)	(575,614)
Cash and cash equivalents as of beginning of the year	602,407	770,140	1,326,502
Effect of foreign exchange rate changes	(42,808)	9,772	19,252
Cash and cash equivalents as of end of the year	¥ 2,384,885	¥ 602,407	¥ 770,140